UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22107

SEI Structured Credit Fund, LP

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

David McCann

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-3649

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)          A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

SEI Structured  Credit  Fund ,  LP

Financial Statements (Unaudited)

For the six month period ended June 30, 2025

SEI Structured Credit Fund, LP

Financial Statements (Unaudited)

For the six month period ended June 30, 2025

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarter of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT is available on the Commission’s website at https://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (888) 786-9977; and (ii) on the Commission's website at https://www.sec.gov.

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

June 30, 2025

Description	Par Value	Fair Value
ASSET-BACKED SECURITIES — 107.5%
BERMUDA — 1.3%
Apex Credit CLO, Ser 2024-1A, Cl B1
6.726%, TSFR3M + 2.400% 04/20/36 (A)(B)	$2,500,000	$2,512,465
Gallatin CLO XI, Ser 2024-1A, Cl D1
8.326%, TSFR3M + 4.000% 10/20/37 (A)(B)	4,000,000	4,012,688
New Mountain Guardian IV Income Rated Feeder II, Ser 2024-1A, Cl A
7.073%, TSFR3M + 2.750% 04/05/37 (A)(B)	1,500,000	1,508,008
New Mountain Guardian IV Income Rated Feeder II, Ser 2024-1A, Cl C
10.323%, TSFR3M + 6.000% 04/05/37 (A)(B)	1,500,000	1,502,853
New Mountain Guardian IV Income Rated Feeder II, Ser 2024-1A, Cl D
12.723%, TSFR3M + 8.400% 04/05/37 (A)(B)	4,500,000	4,481,123
New Mountain Guardian IV Income Rated Feeder II, Ser 2024-1A, Cl E
12.823%, TSFR3M + 8.500% 04/05/37 (A)(B)	5,250,000	5,120,761
Tikehau US CLO III, Ser 2024-2A, Cl C1R
7.526%, TSFR3M + 3.200% 01/20/36 (A)(B)	2,000,000	2,011,716
		21,149,614
CAYMAN ISLANDS — 26.0%
Apex Credit CLO, Ser 2024-1A, Cl CRR
6.976%, TSFR3M + 2.650% 04/20/35 (A)(B)	3,000,000	2,997,777
Apex Credit CLO, Ser 2024-1A, Cl D1RR
8.179%, TSFR3M + 3.850% 07/18/37 (A)(B)	4,000,000	3,883,480
Apex Credit CLO, Ser 2024-2A, Cl D1
8.069%, TSFR3M + 3.750% 07/25/37 (A)(B)	4,500,000	4,528,210
Apex Credit CLO, Ser 2025-12A, Cl D1
8.029%, TSFR3M + 3.750% 04/20/38 (A)(B)	8,500,000	8,509,239
Apidos CLO XXXVIII, Ser 2021-38A, Cl E2
12.337%, TSFR3M + 8.012% 01/21/34 (A)(B)	3,400,000	3,391,650
Ares XXXIX CLO, Ser 2016-39A, Cl SUB
04/18/31 (B)(C)(E)	52,860,000	18,315,990
Arini US CLO I, Ser 2025-1A, Cl D
8.326%, TSFR3M + 4.000% 04/15/38 (A)(B)	7,000,000	7,030,604
Atlas Senior Loan Fund VII, Ser 2018-7A, Cl ER
10.991%, TSFR3M + 6.662% 11/27/31 (A)(B)	1,000,000	990,058
Atlas Senior Loan Fund XXV, Ser 2025-25A, Cl D1
8.002%, TSFR3M + 3.680% 07/20/38 (A)(B)	10,800,000	10,800,000
Battalion CLO VIII, Ser 2015-8A, Cl SUB
07/18/30 (B)(C)(E)	23,307,000	3,179,075
Battalion CLO X, Ser 2016-10A, Cl SUB
01/25/35 (A)(B)(C)(E)	25,270,000	10,183,810
Battalion CLO X, Ser 2021-10A, Cl CR2
8.030%, TSFR3M + 3.712% 01/25/35 (A)(B)	1,725,000	1,721,981
Battalion Clo XVI, Ser 2024-16A, Cl CR2
6.270%, TSFR3M + 2.000% 01/20/38 (A)(B)	2,063,000	2,068,254
Battalion Clo XVI, Ser 2024-16A, Cl ER2
11.360%, TSFR3M + 7.090% 01/20/38 (A)(B)	5,575,000	5,608,143
Battalion CLO XX, Ser 2025-20A, Cl ER
10.570%, TSFR3M + 6.250% 04/15/38 (A)(B)	4,125,000	4,111,189

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

June 30, 2025

Description	Par Value	Fair Value
Battalion CLO XXIV, Ser 2022-24A, Cl ER
11.042%, 07/14/36	$7,375,000	$7,218,134
Battalion CLO XXVIII, Ser 2025-28A, Cl D2
8.276%, TSFR3M + 3.950% 01/20/38 (A)(B)	3,700,000	3,662,941
Battalion CLO XXVIII, Ser 2025-28A, Cl Z
0.250%, 01/20/38 (B)(D)	174,451	17
Battery Park CLO, Ser 2024-1A, Cl DR
8.068%, TSFR3M + 3.750% 07/15/36 (A)(B)	4,000,000	3,992,788
Battery Park CLO, Ser 2024-1A, Cl E
11.568%, TSFR3M + 7.250% 07/15/36 (A)(B)	2,300,000	2,306,737
Benefit Street Partners CLO II, Ser 2013-III, Cl SUB
07/15/29 (C)(D)(E)	10,450,000	532,950
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
07/20/29 (B)(C)(D)(E)	21,904,000	1,117,104
Benefit Street Partners CLO IV
07/20/26 (B)(C)(E)	47,166,000	18,866,400
Benefit Street Partners CLO IV, Ser 2024-IVA, Cl ER4
11.476%, TSFR3M + 7.150% 04/20/34 (A)(B)	17,500,000	17,438,312
Benefit Street Partners CLO IX, Ser 2024-9A, Cl FR2
12.326%, TSFR3M + 8.000% 10/20/37 (A)(B)	250,000	245,760
Benefit Street Partners CLO V-B, Ser 2024-5BA, Cl FR
12.070%, TSFR3M + 7.800% 07/20/37 (A)(B)	300,000	298,727
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
04/20/34 (B)(C)(D)(E)	43,330,000	23,398,200
Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB
04/25/34 (C)(E)	24,000,000	15,437,088
Blackrock Rainier CLO VI, Ser 2025-6A, Cl CR
7.276%, TSFR3M + 2.950% 04/20/37 (A)(B)	10,000,000	9,974,430
Brigade Debt Funding II, Ser 2018-2A, Cl SUB
10/25/35 (B)(C)(E)	22,156,000	13,138,508
Brightwood Capital MM CLO, Ser 2025-1A, Cl C1
7.310%, TSFR3M + 3.000% 04/15/36 (A)(B)	12,000,000	11,965,620
Cedar Funding VIII Clo, Ser 2025-8A, Cl DRR
7.272%, TSFR3M + 2.950% 01/17/38 (A)(B)	1,225,000	1,206,404
CQS US CLO, Ser 2025-4A, Cl D1
7.772%, TSFR3M + 3.500% 07/20/36 (A)(B)	11,365,000	11,365,000
Elevation CLO, Ser 2014-2A, Cl SUB
10/15/29 (B)(C)(E)	14,400,000	144
Elevation CLO, Ser 2017-2A, Cl FR
13.204%, TSFR3M + 8.902% 10/15/29 (A)(B)(D)	5,985,000	538,650
Elevation CLO, Ser 2018-10A, Cl SUB
10/20/31 (B)(C)(E)	40,850,000	4,493,500
Elevation CLO, Ser 2023-17A, Cl C
7.826%, TSFR3M + 3.500% 10/20/36 (A)(B)	2,250,000	2,256,961
Elevation CLO, Ser 2024-12A, Cl C1R
7.126%, TSFR3M + 2.800% 04/20/37 (A)(B)	5,000,000	5,021,885
Ivy Hill Middle Market Credit Fund VII, Ser 2024-7A, Cl ER3
11.668%, TSFR3M + 7.350% 10/15/36 (A)(B)	6,000,000	5,908,452
Jefferies Credit Partners Direct Lending CLO, Ser 2024-1A, Cl E
12.569%, TSFR3M + 8.250% 07/25/36 (A)(B)	4,250,000	4,145,067
Jefferies Credit Partners Direct Lending CLO, Ser 2025-2A, Cl D1
8.776%, TSFR3M + 4.450% 01/20/37 (A)(B)	3,750,000	3,758,512
LCM 31 CLO, Ser 2020-31A, Cl INC
01/20/32 (C)(E)	5,187,000	2,051,459
LCM 31 CLO, Ser 2024-31A, Cl ER
11.576%, TSFR3M + 7.250% 07/20/34 (A)(B)	3,250,000	2,906,326
LCM 32 CLO, Ser 2021-32A, Cl INC
07/20/34 (B)(C)(E)	17,210,000	6,397,112
LCM 32 CLO, Ser 2021-33A, Cl SUB
07/20/34 (C)(E)	1,043,735	283,145
LCM 33 CLO, Ser 2021-33A, Cl INC
07/20/34 (C)(E)	21,240,000	4,426,310

See accompanying notes, which are an integral part of the financial statements.

 SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

June 30, 2025

Description	Par Value	Fair Value
LCM 41 CLO, Ser 2024-41A, Cl INC
04/15/36 (B)(C)(E)	$5,000,000	$2,750,000
MCF CLO IX, Ser 2019-1A, Cl ER
12.340%, 04/17/36	2,000,000	1,985,710
MidOcean Credit CLO XVI, Ser 2024-16A, Cl SUB
10/20/37 (B)(C)(E)	5,500,000	4,152,500
Mountain View CLO, Ser 2017-1A, Cl ER
12.282%, TSFR3M + 7.962% 10/12/30 (A)(B)	10,000,000	6,568,770
Mountain View CLO, Ser 2024-1A, Cl CR2
6.670%, TSFR3M + 2.350% 04/14/33 (A)(B)	3,400,000	3,409,245
Mountain View CLO XV, Ser 2024-2A, Cl CR
7.218%, TSFR3M + 2.900% 07/15/37 (A)(B)	3,750,000	3,760,166
Mountain View CLO XVIII, Ser 2024-1A, Cl D1
7.968%, TSFR3M + 3.650% 10/16/37 (A)(B)	5,600,000	5,641,132
Mountain View CLO XVIII, Ser 2024-1A, Cl E
11.908%, TSFR3M + 7.590% 10/16/37 (A)(B)	3,675,000	3,708,781
Navesink CLO 1, Ser 2025-1A, Cl D1R
8.219%, TSFR3M + 3.900% 07/25/33 (A)(B)	3,000,000	3,008,946
Navesink CLO 2, Ser 2024-2A, Cl D1
9.168%, TSFR3M + 4.850% 04/15/36 (A)(B)	6,000,000	6,003,384
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl INC
10/19/31 (B)(C)(E)	27,435,000	13,061,804
Neuberger Berman Loan Advisers CLO 30, Ser 2019-30A, Cl INC
01/20/31 (B)(C)(E)	4,889,000	2,591,170
Ocean Trails CLO 8, Ser 2024-8A, Cl ERR
11.818%, TSFR3M + 7.500% 07/15/34 (A)(B)	4,500,000	4,443,228
Ocean Trails CLO IX, Ser 2025-9A, Cl D1RA
7.468%, TSFR3M + 3.150% 01/15/38 (A)(B)	3,750,000	3,741,758
OFSI BSL XI, Ser 2023-11A, Cl CR
7.829%, TSFR3M + 3.500% 10/18/35 (A)(B)	2,000,000	2,006,642
Owl Rock Technology Financing, Ser 2023-1A, Cl A1R
7.368%, TSFR3M + 3.050% 10/15/35 (A)(B)	3,750,000	3,759,938
Polus US CLO II, Ser 2025-2A, Cl D1
7.784%, TSFR3M + 3.500% 07/20/38 (A)(B)	9,375,000	9,375,000
Rad CLO 15, Ser 2025-15A, Cl DR
10.840%, TSFR3M + 6.500% 07/20/40 (A)(B)	7,000,000	7,000,000
Rad CLO 18, Ser 2025-18A, Cl ER
10.820%, TSFR3M + 6.500% 07/15/37 (A)(B)	4,500,000	4,499,406
Sculptor CLO XXX, Ser 2025-30A, Cl D1R
7.867%, TSFR3M + 3.600% 07/20/38 (A)(B)	9,500,000	9,500,000
Sycamore Tree CLO, Ser 2023-4A, Cl B
7.226%, TSFR3M + 2.900% 10/20/36 (A)(B)	2,200,000	2,204,244
TCW CLO, Ser 2024-1A, Cl ER3
11.752%, TSFR3M + 7.470% 10/25/35 (A)(B)	9,333,000	9,232,054
TCW CLO, Ser 2025-1A, Cl D1R3
8.014%, TSFR3M + 3.700% 10/29/34 (A)(B)	8,500,000	8,462,949
TCW CLO, Ser 2025-1A, Cl DR3
7.726%, TSFR3M + 3.400% 04/20/34 (A)(B)	4,000,000	4,002,568
TCW CLO, Ser 2025-2A, Cl D1R2
7.326%, TSFR3M + 3.000% 01/20/38 (A)(B)	4,000,000	3,905,852
THL Credit Wind River CLO, Ser 2017-2A, Cl E1R
11.341%, TSFR3M + 7.012% 10/18/30 (A)(B)	1,250,000	1,242,370
Venture 35 CLO, Ser 2018-35A, Cl D
8.094%, TSFR3M + 3.762% 10/22/31 (A)(B)	3,135,000	2,995,289
Venture XXVI CLO, Ser 2017-26A, Cl SUB
01/20/29 (B)(C)(E)	10,526,000	1,053
Voya CLO, Ser 2015-3A, Cl SUB
10/20/31 (B)(C)(E)	56,700,000	5,670,000
Voya CLO, Ser 2017-1A, Cl D
10.684%, TSFR3M + 6.362% 04/17/30 (A)(B)	2,600,000	2,571,766
Voya CLO, Ser 2018-3A, Cl CR
7.737%, TSFR3M + 3.412% 10/20/31 (A)(B)	3,000,000	2,992,776

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

June 30, 2025

Description	Par Value	Fair Value
Wind River CLO, Ser 2025-3A, Cl ER
10.521%, TSFR3M + 6.250% 04/20/38 (A)(B)	$8,812,500	$8,856,730
		424,777,334
IRELAND — 0.0%
ICE Global Credit CLO, Ser 2013-1A, Cl INC
04/20/24 (B)(C)(E)	12,500,000	1,250

JERSEY — 2.7%
Atlas Senior Loan Fund XX, Ser 2024-20A, Cl D1R
8.176%, TSFR3M + 3.850% 10/19/37 (A)(B)	2,500,000	2,514,195
Atlas Senior Loan Fund XXII, Ser 2023-22A, Cl C
7.926%, TSFR3M + 3.600% 01/20/36 (A)(B)	3,000,000	3,020,844
Atlas Senior Loan Fund XXIII, Ser 2024-23A, Cl C
6.726%, TSFR3M + 2.400% 07/20/37 (A)(B)	4,000,000	4,022,056
Benefit Street Partners CLO XXXI, Ser 2025-31A, Cl ER
11.489%, TSFR3M + 7.170% 04/25/38 (A)(B)	5,000,000	5,107,785
Fortress Credit BSL XIX, Ser 2023-2A, Cl C1
8.169%, TSFR3M + 3.850% 07/24/36 (A)(B)	1,500,000	1,505,685
Fortress Credit BSL XVIII, Ser 2025-1A, Cl D1R
8.219%, TSFR3M + 3.900% 04/23/36 (A)(B)	9,375,000	9,421,556
Ivy Hill Middle Market Credit Fund XX, Ser 2025-20A, Cl ER
11.783%, TSFR3M + 7.500% 07/19/37 (A)(B)	6,000,000	5,953,212
LCM 39 CLO, Ser 2024-39A, Cl ER
11.318%, TSFR3M + 7.000% 10/15/34 (A)(B)	2,990,000	2,993,163
LCM 40 CLO, Ser 2024-40A, Cl D1R
8.068%, TSFR3M + 3.750% 01/15/38 (A)(B)	3,000,000	3,019,650
NGC, Ser 2024-1A, Cl D1
8.526%, TSFR3M + 4.200% 07/20/37 (A)(B)	2,500,000	2,514,515
Saranac Clo VII, Ser 2017-2A, Cl DR
7.954%, TSFR3M + 3.632% 11/20/29 (A)(B)	1,000,000	975,993
Saranac CLO VII, Ser 2017-2A, Cl ER
11.304%, TSFR3M + 6.982% 11/20/29 (A)(B)	8,120,036	1,003,994
Venture 48 CLO, Ser 2023-48A, Cl C1
8.126%, TSFR3M + 3.800% 10/20/36 (A)(B)	2,631,579	2,647,445
		44,700,093
UNITED STATES — 77.5%
Apex Credit CLO, Ser 2018-2A, Cl E
11.117%, TSFR3M + 6.792% 10/20/31 (A)(B)	14,300,000	11,823,440
Apex Credit CLO, Ser 2018-2A, Cl F
13.567%, TSFR3M + 9.242% 10/20/31 (A)(B)	7,600,000	4,100,838
Apex Credit CLO, Ser 2021-1A, Cl E
11.791%, 07/18/34	2,000,000	1,902,218
Ares LXXIV CLO, Ser 2024-74A, Cl SUB
10/15/37 (B)(C)(E)	21,000,000	16,800,000
Ares XXXIV CLO, Ser 2020-2A, Cl FR
13.141%, TSFR3M + 8.862% 04/17/33 (A)(B)	11,250,000	10,710,608
Battalion CLO XI, Ser 2017-11A, Cl SUB
04/24/34 (B)(C)(E)	38,324,300	5,748,645
Battalion CLO XII, Ser 2018-12A, Cl SUB
05/17/31 (B)(C)(E)	46,533,517	5,118,687
Battalion CLO XIV, Ser 2019-14A, Cl SUB
04/20/32 (C)(E)	47,870,000	18,501,755
Battalion CLO XVI, Ser 2019-16A, Cl SUB
01/20/38 (B)(C)(E)	45,360,964	16,352,628
Battalion CLO XX, Ser 2021-20A
07/15/34 (C)(E)	55,843,922	17,730,445
Battalion CLO XXIV, Ser 2022-24A, Cl SUB
01/14/34 (B)(C)(E)	52,935,000	26,732,175
Battalion CLO XXIX, Ser 2025-29A, Cl SUB
03/31/38 (B)(C)(E)	15,442,000	13,632,892
Battalion CLO XXVIII, Ser 2025-28A, Cl SUB
01/20/38 (B)(C)(E)	14,758,560	13,725,461

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

June 30, 2025

Description	Par Value	Fair Value
Benefit Street Partners CLO
(C)(E)	$38,967,726	$34,291,599
Benefit Street Partners CLO, Ser 2018-5BA, Cl SUB
04/20/31 (C)(E)	65,156,000	24,951,490
Benefit Street Partners CLO II, Ser 2013-IIA, Cl SUB
07/15/29 (B)(C)(D)(E)	23,450,000	1,195,950
Benefit Street Partners CLO IX
07/20/25 (B)(C)(E)	16,422,250	15,565,008
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
10/18/29 (B)(C)(E)	85,060,794	34,449,622
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
07/18/27 (C)(D)(E)	36,750,000	1,433,250
Benefit Street Partners CLO VIII, Ser 2015-8A, Cl SUB
01/20/31 (C)(E)	36,680,000	4,977,476
Benefit Street Partners CLO X, Ser 2016-10A, Cl DRR
11.281%, 04/20/34	3,250,000	3,237,436
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
10/15/30 (B)(C)(E)	19,342,962	17,016,971
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
10/20/37 (B)(C)(E)	97,351,000	33,250,234
Benefit Street Partners CLO XV, Ser 2018-15A, Cl SUB
07/18/31 (B)(C)(E)	9,794,892	5,191,293
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
10/15/34 (B)(C)(E)	43,816,000	28,007,187
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
07/15/34 (B)(C)(E)	32,470,000	24,828,250
Benefit Street Partners CLO XXV, Ser 2021-25A, Cl SUB
01/15/35 (B)(C)(E)	24,594,750	17,818,896
Benefit Street Partners CLO XXVII, Ser 2022-27A, Cl SUB
10/20/37 (B)(C)(E)	20,825,000	21,033,250
Benefit Street Partners CLO XXXIX, Ser 2025-39A, Cl SUB
04/15/38 (B)(C)(E)	42,000,000	40,530,000
Benefit Street Partners Warehouse Note
(C)(E)	16,000,000	16,000,000
Brigade Debt Funding I, Ser 2018-1A, Cl SUB
04/25/36 (C)(E)	55,000,000	30,800,000
Cathedral Lake CLO, Ser 2014-1A, Cl SUB
10/15/29 (B)(C)(E)	18,200,000	1,820
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
01/15/26 (B)(C)(E)	42,982,000	3,868,380
Cathedral Lake V, Ser 2018-5A, Cl SUB
10/21/30 (B)(C)(E)	30,838,000	308,380
Elevation CLO, Ser 2018-10A, Cl E
10.877%, TSFR3M + 6.552% 10/20/31 (A)(B)	14,000,000	12,947,550
Elevation CLO, Ser 2018-8A, Cl F
12.440%, TSFR3M + 8.122% 10/25/30 (A)(B)	7,099,632	1,452,684
First Eagle Berkeley Fund CLO, Ser 2016-1A, Cl SUB
10/25/28 (B)(C)(E)	32,718,000	5,395,198
Great Lakes CLO, Ser 2015-1A, Cl SUB
01/16/30 (B)(C)(E)	24,580,042	9,205,226
Great Lakes CLO VI, Ser 2025-6A, Cl CR
7.718%, TSFR3M + 3.400% 07/15/37 (A)(B)	15,702,000	15,748,148
Ivy Hill IV Warehouse Note
(C)(E)	85,000,000	71,825,000
Ivy Hill Middle Market Credit Fund, Ser 2013-7A, Cl SUB
10/15/36 (B)(C)(E)	32,958,849	14,831,482
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
04/20/37 (B)(C)(E)	21,894,837	16,968,499
Ivy Hill Middle Market Credit Fund XXII, Ser 2024-22A, Cl SUB
04/20/36 (B)(C)(E)	7,000,000	6,160,000
Jefferies Credit Partners Direct Lending CLO, Ser 2024-1A, Cl SUB
07/25/36 (B)(C)(E)	6,800,000	5,916,000

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

June 30, 2025

Description	Par Value	Fair Value
Lake Shore CLO, Ser 2019-1A, Cl ER
13.488%, 04/15/33	$14,550,000	$14,520,595
MCF CLO VIII, Ser 2018-1A, Cl SUB
04/18/36 (B)(C)(E)	27,710,000	18,842,800
Neuberger Berman CLO 32R, Ser 2025-32RA, Cl SUB
07/20/39 (B)(C)(E)	23,110,000	19,919,896
Neuberger Berman CLO XV, Ser 2013-15A, Cl SUB
10/15/29 (B)(C)(E)	19,868,600	2,673,320
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
10/17/30 (B)(C)(E)	56,950,000	18,224,000
Neuberger Berman Loan Advisers CLO 24, Ser 2017-24A, Cl INC
04/19/30 (B)(C)(E)	24,004,059	7,885,333
Neuberger Berman Loan Advisers CLO 25, Ser 2017-25A, Cl INC
10/18/29 (B)(C)(E)	25,100,000	9,287,000
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl INC
07/15/38 (B)(C)(E)	18,860,000	6,223,800
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl SUBN
0.072%, 07/15/38 (A)(B)(C)	295,867	53,738
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl INC
01/19/32 (B)(C)(E)	18,300,000	10,227,870
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl SINC
0.051%, 01/19/32 (A)(B)(C)	1,325,406	706,468
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC
04/20/33 (B)(C)(E)	8,625,000	4,396,421
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl SPIN
0.114%, 04/20/33 (A)(B)(C)	111,146	33,215
Neuberger Berman Loan Advisors CLO 39, Ser 2020-39A, Cl SUB
01/20/32 (C)(E)	15,147,625	7,878,310
Neuberger Berman Loan Advisors CLO 41, Ser 2021-41A, Cl SUB
04/15/34 (C)(E)	8,865,375	4,026,604
Neuberger Berman Loan Advisors CLO 43, Ser 2021-43, Cl SUB
07/17/35 (C)(E)	13,119,000	7,943,161
Neuberger Berman Warehouse Note
(C)(E)	19,600,000	19,600,000
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
04/20/30 (B)(C)(E)	50,029,000	7,822,134
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl CN
8.167%, TSFR3M + 3.842% 04/20/30 (A)(B)	5,700,000	5,658,909
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
11.967%, TSFR3M + 7.642% 04/20/30 (A)(B)	10,350,000	9,798,355
OCP CLO, Ser 2017-13A, Cl SUB
11/26/37 (B)(C)(E)	16,465,458	5,458,299
OCP CLO, Ser 2017-14A, Cl SUB
07/20/37 (B)(C)(E)	20,592,000	7,722,000
OCP CLO, Ser 2019-16
01/20/32 (B)(C)(E)	6,250	2,055,694
OCP CLO, Ser 2019-16A, Cl SUB
04/10/32 (B)(C)(E)	9,000,000	2,960,199
OCP CLO, Ser 2019-17A, Cl SUB
07/20/37 (B)(C)(E)	21,710,000	11,072,100
OCP CLO, Ser 2020-19A, Cl SUB
04/20/38 (B)(C)(E)	11,592,000	8,809,920
OCP CLO, Ser 2021-21A, Cl SUB
07/20/34 (C)(E)	31,177,625	19,514,387
OCP CLO, Ser 2024-33A, Cl SUB
07/20/37 (B)(C)(E)	15,000,000	10,624,500
OCP CLO, Ser 2024-38A, Cl SUB
01/21/38 (B)(C)(E)	13,000,000	11,115,000
OCP CLO, Ser 2025-43A, Cl SUB
07/20/38 (B)(C)(E)	30,000,000	26,022,000
Orion CLO, Ser 2025-5A, Cl SUB
07/20/25 (B)(C)(E)	10,000,000	6,500,000

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

June 30, 2025

Description	Par Value	Fair Value
Rad CLO 15, Ser 2021-15A, Cl SUB
07/20/40 (B)(C)(E)	$18,040,000	$10,824,000
Rad CLO 18, Ser 2023-18A, Cl SUB
07/15/37 (B)(C)(E)	17,468,500	13,974,800
Sculptor CLO XXXII, Ser 2024-32A, Cl SUB
04/30/37 (B)(C)(E)	5,000,000	3,050,000
Sculptor CLO XXXIV, Ser 2024-34A, Cl SUB
01/20/38 (B)(C)(E)	4,000,000	3,265,200
Shackleton CLO, Ser 2019-15A, Cl SUB
01/15/32 (B)(C)(E)	10,000,000	5,094,500
TCW CLO, Ser 2017-1A, Cl SUB
10/29/34 (B)(C)(E)	36,999,000	13,319,640
TCW CLO, Ser 2018-1A, Cl SUB
10/25/35 (B)(C)(E)	50,625,000	15,187,500
TCW CLO, Ser 2019-2A, Cl SUB
01/20/38 (B)(C)(E)	44,026,000	22,893,520
TCW CLO, Ser 2020-1A
11.281%, 04/20/34	9,600,000	8,946,605
TCW CLO, Ser 2020-1A, Cl SUB
04/20/34 (C)(E)	41,625,000	18,731,250
TCW CLO, Ser 2021-1A, Cl ERR
11.356%, TSFR3M + 7.042% 10/29/34 (A)(B)	7,950,000	7,825,837
TCW CLO, Ser 2021-2A, Cl INC
07/25/34 (B)(C)(E)	9,250,000	3,700,000
Telos CLO, Ser 2018-5A, Cl ER
11.101%, TSFR3M + 6.822% 04/17/28 (A)(B)(D)	14,636,943	219,554
Venture 28 CLO, Ser 2017-28AA, Cl SUB
10/20/34 (B)(C)(E)	38,760,000	8,527,200
Venture 35 CLO, Ser 2018-35A, Cl SUB
10/22/31 (B)(C)(E)	26,039,000	1,301,950
Venture 45 CLO, Ser 2022-45A, Cl E
12.026%, TSFR3M + 7.700% 07/20/35 (A)(B)	2,000,000	1,531,170
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
07/20/30 (B)(C)(E)	21,122,000	211,220
Voya CLO, Ser 2018-3A, Cl ER
13.087%, TSFR3M + 8.762% 10/20/31 (A)(B)	18,400,000	11,952,125
Voya CLO, Ser 2019-1A, Cl SUB
10/15/37 (B)(C)(E)	14,644,000	3,963,472
Voya CLO, Ser 2020-2A, Cl SUB
01/20/38 (B)(C)(E)	43,071,500	31,226,837
Voya CLO, Ser 2021-2A
10/20/34 (C)(E)	34,577,400	16,901,433
Voya CLO, Ser 2021-3A, Cl SUB
04/15/38 (B)(C)(E)	43,355,200	22,978,256
Voya CLO, Ser 2024-2A, Cl SUB
07/20/37 (B)(C)(E)	23,250,000	19,297,500
Voya CLO, Ser 2024-6A, Cl SUB
01/20/38 (B)(C)(E)	25,000,000	21,500,000
Wellfleet CLO, Ser 2024-1A, Cl SUB
07/18/37 (B)(C)(E)	12,300,000	8,343,090
Wellfleet CLO, Ser 2025-2A, Cl SUB
02/25/38 (B)(C)(E)	5,500,000	4,290,000
Wind River CLO, Ser 2021-3A, Cl SUB
07/20/33 (C)(E)	50,437,000	19,670,430
		1,268,389,188

Total Asset-Backed Securities (Cost $2,156,160,447)		1,759,017,479

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

June 30, 2025

Description	Shares	Fair Value
CASH EQUIVALENT (F)(G)— 6.3%
UNITED STATES — 6.3%
SEI Daily Income Trust Government Fund, Cl Institutional, 4.140%	102,774,563	$102,774,563

Total Cash Equivalent (Cost $102,774,563)		102,774,563
Total Investments — 113.8%
(Cost $2,258,935,010)		$1,861,792,042

Percentages based on Limited Partners' Capital of $1,636,674,511.

Transactions with affiliated funds during the period ended June 30, 2025 are as follows:

	Value of Shares Held as of 12/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Value of Shares Held as of 6/30/2025	Dividend Income
SEI Daily Income Trust Government Fund, Institutional Class	$21,741,927	$465,144,603	($384,111,967)	$—	$102,774,563	$1,296,588

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

Ser — Series

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At June 30, 2025, the market value of Rule 144A positions amounted to $1,363,699,241 or 83.3% of Limited Partners' Capital.
(C)	Securities considered illiquid. The total value of such securities as of June 30, 2025 was $1,296,061,688 and represented 79.2% of Limited Partners’ Capital.
(D)	Securities fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of June 30, 2025 was $28,435,675 and represents 1.7% of Limited Partners’ Capital.
(E)	Represents equity/residual investments for which estimated effective yields are applied.
(F)	Rate shown is the 7-day effective yield as of June 30, 2025.

(G)	Investment in affiliated security.

Various inputs are used in determining the fair value of investments. For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$462,955,791	$1,296,061,688	$1,759,017,479
Cash Equivalent	102,774,563	—	—	102,774,563
Total Investments in Securities	$102,774,563	$462,955,791	$1,296,061,688	$1,861,792,042

(1)	Of the $1,296,061,688 in Level 3 securities as of June 30, 2025, $1,272,663,488 was valued via broker quotes.

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

June 30, 2025

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Level 3
Securities
Beginning balance as of January 1, 2025	$1,207,884,784
Realized gain/(loss)	47,267,552
Change in unrealized appreciation/(depreciation)	8,076,099
Proceeds from sales	(188,181,372)
Purchases	221,014,625
Ending balance as of June 30, 2025	$1,296,061,688

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$4,703,263

For the period ended June 30, 2025, there were no transfers into or out of Level 3 assets and liabilities. Transfers, if any, are recognized at year end.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, LP

Statement of Assets and Liabilities (Unaudited)

June 30, 2025

Assets
Investments in securities, at value (cost $2,156,160,447)	$1,759,017,479
Investment in affiliated security, at value (cost $102,774,563)	102,774,563
Interest receivable	9,129,665
Total assets	1,870,921,707

Liabilities
Capital contributions received in advance	116,150,000
Capital withdrawals payable	57,735,481
Payable for investment securities purchased	60,102,950
Administration fees payable	141,590
Payable to custody	6,025
Other accrued expenses	111,150
Total liabilities	234,247,196
Limited Partners' capital	$1,636,674,511

Limited Partners' capital
Represented by:
Paid-in-capital	$2,033,817,479
Net unrealized depreciation on investments	(397,142,968)

Limited Partners' capital	$1,636,674,511

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, LP

Statement of Operations (Unaudited)

For the six months ended June 30, 2025

Investment income
Interest income	$86,801,432
Dividend income from affiliated security	1,296,588
Total investment income	88,098,020

Expenses
Administration fee	839,940
Professional fees	491,084
Miscellaneous expenses	90,000
Total expenses	1,421,024
Net investment income	86,676,996

Realized and unrealized gain (loss) on investments
Net realized loss on investments	(13,513,117)
Net change in unrealized appreciation on investments	3,866,671
Net realized and unrealized loss on investments	(9,646,446)
Net increase in Limited Partners' capital resulting from operations	$77,030,550

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, LP

Statements of Changes in Limited Partners’ Capital

	For the period ended June 30, 2025 (Unaudited)	For the year ended December 31, 2024
From investment activities
Net investment income	$86,676,996	$194,967,737
Net realized gain (loss) on investments	(13,513,117)	115,347,717
Net change in unrealized appreciation (depreciation) on investments	3,866,671	(12,790,627)
Net increase in Limited Partners' capital resulting from operations	77,030,550	297,524,827

Partners' capital transactions
Capital contributions	35,852,540	60,087,034
Capital withdrawals	(147,440,907)	(307,557,156)
Net decrease in Limited Partners' capital derived from capital transactions	(111,588,367)	(247,470,122)

Net increase (decrease) in Limited Partners' capital	(34,557,817)	50,054,705
Limited Partners' capital beginning of the period	1,671,232,328	1,621,177,623
Limited Partners' capital end of the period	$1,636,674,511	$1,671,232,328

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, LP

Statement of Cash Flows (Unaudited)

For the six months ended June 30, 2025

Cash flows from operating activities
Net increase in Limited Partners' capital resulting from operations	$77,030,550
Adjustments to reconcile net increase in Limited Partners' capital resulting from operations to net cash used in operating activities:
Purchases of long-term investments	(416,087,962)
Proceeds from sales of long-term investments	408,942,345
Accretion of discount (see Note 2)	(58,021,979)
Net purchase of short-term investments	(81,032,636)
Net realized gain on investments	13,513,117
Net change in unrealized appreciation on investments	(3,866,671)
Decrease in interest receivable	3,335,625
Increase in payable for securities purchased	41,031,463
Decrease in administration fees payable	(2,004)
Increase in payable to custody	6,025
Increase in other accrued expenses	76,123
Net cash used in operating activities	(15,076,004)

Cash flows from financing activities
Capital contributions, net of change in capital contributions received in advance	152,002,540
Capital withdrawals, net of change in capital withdrawals payable	(136,926,658)
Net cash provided by financing activities	15,075,882

Net change in cash	(122)

Cash
Beginning of the period	122
End of the period	$-

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited)

June 30, 2025

1.	Organization

SEI Structured Credit Fund, LP (the “Fund”) is a Delaware limited partnership established on June 26, 2007 and commenced operations on August 1, 2007. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund offers limited partnership interests (“Interests”) solely through private placement transactions to investors (“Limited Partners”) that have signed an investment management agreement with SEI Investments Management Corporation (“SIMC” or the “Adviser”), the investment adviser to the Fund. SEI Investments Company is the parent company of SIMC. As of June 30, 2025, the SEI Structured Credit Segregated Portfolio owned approximately 97.1% of the Fund, while the other Limited Partners owned approximately 2.9% of the Fund.

The Fund’s objective is to generate high total returns. There can be no assurance that the Fund will achieve its objective. The Fund pursues its investment objective by investing in a portfolio comprised of collateralized debt obligations (“CDOs”), which includes collateralized loan obligations (“CLOs”) and other structured credit investments. CDOs are special purpose investment vehicles formed to acquire and manage a pool of loans, bonds and/or other fixed income assets of various types. CDOs fund their investments by issuing several classes of debt and equity securities, the repayment of which is linked to the performance of the underlying assets, which serve as collateral for certain securities issued by the CDO. In addition to CDOs, the Fund’s investments may include fixed income securities, loan participations, credit-linked notes, medium-term notes, registered and unregistered investment companies or pooled investment vehicles, and derivative instruments, such as credit default swaps and total return swaps (collectively with CDOs, “Structured Credit Investments”).

SEI Investment Strategies, LLC (the “General Partner”), a Delaware limited liability company, serves as the General Partner to the Fund and had no investment in the Fund during the year and as of June 30, 2025. The General Partner has delegated the management and control of the business and affairs of the Fund to the Board of Directors (the “Board”). A majority of the Board is and will be persons who are not “interested persons” (as defined in the 1940 Act) with respect to the Fund.

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (continued)

June 30, 2025

2.	Significant Accounting Policies

The following is a summary of significant accounting and reporting policies followed by the Fund in preparing the financial statements:

Use of Estimates

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund’s financial statements are reasonable; however, actual results could differ from these estimates and it is possible that differences could be material.

Valuation of Investments

Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board, has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Fund’s Valuation and Pricing Policy. The Fund's Board has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Fund pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Fund’s Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Fair Value Procedures”).

As discussed in detail below, the Committee will typically first seek to fair value investments, including CLO/CDO debt tranches, with valuations received from an independent, third-party pricing agent (a “Pricing Service”). If such valuations are not available, or are unreliable, or in the case of CLO/CDO equity tranches, the Committee will seek to obtain a bid price from at least one independent broker or dealer. If a broker or dealer quote is unavailable, the Committee will convene, subject to the Fair Value Procedures, to establish a fair value for the fair value investments.

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (continued)

June 30, 2025

2.	Significant Accounting Policies (continued)

Valuation of Investments (continued)

If available, debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share. If a security’s price cannot be obtained, as noted above or in the case of an equity tranche of a CDO/CLO, the Fund shall seek to obtain a bid price from at least one dealer who is independent of the Fund. In such cases, the independent dealer providing the price on the Structured Credit Investment may also be a “market maker”, and in many cases the only market maker, with respect to that security.

As of June 30, 2025, all level 3 asset-backed securities, with the exception of one security, are valued by an independent dealer. Please see the unobservable inputs table on page 18 of the financial statements. A dealer’s valuation reflects its judgment of the price of an asset, assuming an arm's length transaction at the valuation date between knowledgeable and willing market participants. The valuation pertains to an assumed transaction and may not necessarily reflect actual quoted or other prices, and does not indicate that an active market exists for the financial instrument.

In situations where market inputs are not available or do not provide a sufficient basis under current market conditions for pricing the instrument, the valuation may reflect the dealer’s view of the assumptions that market participants would use in pricing the instrument. Since market participants may have materially different views as to future supply, demand, credit quality and other factors relevant to pricing financial instruments, as well as bid and ask prices, valuations may differ materially among dealers. The actual level at which these instruments trade (if trades occur) could be materially different from the dealer’s valuation.

The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security’s trading has been halted or suspended, (ii) the security has not been traded for an extended period of time, (iii) the security’s primary pricing source is not able or willing to provide a price, (iv) trading of the security is subject to local government-imposed restrictions, or (v) a significant event.

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (continued)

June 30, 2025

2.	Significant Accounting Policies (continued)

Valuation of Investments (concluded)

When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) type of security; (ii) the last trade price; (iii) evaluation of the forces that influence the market in which the security is purchased and sold; (iv) the liquidity of the security; (v) the size of the holding in the Fund; or (vi) any other appropriate information. The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding. The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. At June 30, 2025 there were eight securities that were fair valued by the Committee.

The Committee will periodically review the Fund’s Fair Value Procedures and will update them as necessary to reflect changes in the types of securities in which the Fund invests.

Fair Value of Financial Instruments

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that the market participants would use in pricing the asset or liability. The three levels of the fair value hierarchy are described below:

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (continued)

June 30, 2025

2.	Significant Accounting Policies (continued)

Fair Value of Financial Instruments (continued)

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data, which includes financial instruments that are valued using models or other valuation methodologies. These models are primarily industry standard models that consider various assumptions, including time value, yield curve, volatility factors, prepayment speeds, default rates, loss severity, current market and contractual prices for the underlying financial instruments, as well as other relevant economic measures. Substantially all these assumptions are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace; and

Level 3 – Unobservable inputs that are not corroborated by market data (supported by little or no market activity), which is comprised of financial instruments whose fair value is estimated based on internally developed models or methodologies utilizing significant inputs that are generally not observable.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended June 30, 2025, there have been no significant changes to the Fund’s fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 investments as of June 30, 2025. The disclosure below also includes quantitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value as of June 30, 2025	Valuation Technique(s)	Unobservable Input	Price Range
CLO Equity	$1,272,663,488	Market Quotes	Broker Quote	$0* - $329

Assets	Fair Value as of June 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
CLO Equity	$23,398,200	Market Comparables	Credit Spread	12-16%

*	Amount has been rounded to 0.

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (continued)

June 30, 2025

2.	Significant Accounting Policies (continued)

Fair Value of Financial Instruments (concluded)

The unobservable input used to determine fair value of the Level 3 investments may have similar or diverging impacts on valuation. Significant increases and decreases in this input could result in significantly higher or lower fair value measurement.

Income Recognition and Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Amortization and accretion of debt instruments is calculated using the scientific interest method, which approximates the effective interest method over the estimated life of the security. Amortization of premiums and accretion of discounts are adjusted semi-annually or at the time of purchase for a new equity tranche investment and are included in interest income on the Statement of Operations. Realized gains (losses) on paydowns on asset-backed securities are recorded as an adjustment to interest income.

The Fund’s policy for recognizing income from equity/residual tranches of CLOs investments is to recognize the excess of all cash flows over the original cost attributable to the beneficial interest as interest income over the life of the beneficial interest using the effective yield method. The effective yield is determined based upon the original purchase price and the estimated amount and timing of principal and interest cash flows based on the best estimate of current information and events. The cost used in determining net realized capital gains and losses on the sale of CLOs investments are on the basis of specific identification.

Collateralized Debt Obligations

The Fund invests in CDOs which include CLOs, a type of asset-backed security, and other similarly structured securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade.

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (continued)

June 30, 2025

2.	Significant Accounting Policies (continued)

Collateralized Debt Obligations (concluded)

Despite the protection from the equity tranche, debt tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

Legislation enacted in 2010 imposes a withholding tax of 30% on payments of U.S. source interest and dividends paid after December 31, 2013, or gross proceeds from the disposition of an instrument that produces U.S. source interest or dividends paid after December 31, 2018, to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its United States account holders and its United States owners. Most CLO vehicles in which the Fund invests will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO vehicle in which the Fund invests fails to properly comply with these reporting requirements, it could reduce the amounts available to distribute to equity and junior debt holders in such CLO vehicle, which could materially and adversely affect our operating results and cash flows.

Federal Taxes

The Fund intends to be treated as a partnership for federal, state, and local income tax purposes. Each Limited Partner is responsible for the tax liability or benefit relating to its distributive share of taxable income or loss. Accordingly, no provision for federal, state, or local income taxes is reflected in the accompanying financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, 2022-2024), on-going analysis of and changes to tax laws, regulations and interpretations thereof, and therefore, an estimate of potential changes to unrecognized tax benefits in the next 12 months cannot be made.

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (continued)

June 30, 2025

2.	Significant Accounting Policies (concluded)

Cash and Cash Equivalents

Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3.	Adviser, Administrator and Other Transactions

The Adviser does not charge a management fee to the Fund. Limited Partners are responsible for paying the fees of the Adviser directly under their individual investment management agreement with the Adviser. Each agreement sets forth the fees to be paid to the Adviser, which are ordinarily expressed as a percentage of the Limited Partner’s assets managed by the Adviser. This fee, which is negotiated between the Limited Partner and the Adviser, may include a performance-based fee and/or a fixed-dollar fee for certain specified services that are unrelated to the return of the Fund.

The Adviser has voluntarily agreed that certain expenses of the Fund, including custody fees and administrative fees shall not in the aggregate exceed 0.30% per annum of the Fund’s monthly average net asset value, and the Adviser or its affiliates will waive Fund fees or reimburse Fund expenses to the extent necessary so that such 0.30% limit is not exceeded. The following expenses of the Fund are specifically excluded from the expense limit: organizational expenses; extraordinary, non-recurring and certain other unusual expenses; taxes and fees; and expenses incurred indirectly by the Fund through its investments in Structured Credit Investments. The Adviser may discontinue all or part of this waiver at any time. In the current period, the Adviser did not waive any expenses.

SEI Global Services, Inc. (the “Administrator”) serves as the Fund’s administrator. The Administrator is a wholly-owned subsidiary of SEI Investments Company, which is also a parent company of the Adviser. The Administrator provides certain administrative, accounting, and transfer agency services to the Fund. The services performed by the Administrator may be completed by one or more of its affiliated companies. The Fund pays the Administrator a fee equal to 0.10% (on an annualized basis) of the Fund’s net asset value which is accrued monthly based on month-end net assets and is paid monthly, and reimburses the Administrator for certain out-of-pocket expenses.

SEI Investments Distribution Co. (the “Placement Agent”) serves as the Fund’s placement agent pursuant to an agreement with the Fund. The Placement Agent is a wholly-owned subsidiary of SEI Investments Company, which is also a parent company of the Adviser. The Placement Agent is not compensated by the Fund for its services rendered under the agreement.

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (continued)

June 30, 2025

3.	Adviser, Administrator and Other Transactions (concluded)

Certain officers and Directors of the Fund are also officers and/or Directors of the Adviser, the Administrator and/or the Placement Agent. The Fund pays each unaffiliated Director an annual fee for attendance at quarterly, interim, and committee meetings. The Adviser, the Administrator or an affiliate pays compensation of officers and affiliated Directors.

4.	Allocation of Profits and Losses

The Fund maintains a separate capital account for each of its Limited Partners. As of the last day of each month, the Fund shall allocate net profits or losses for that month to the capital accounts of all Limited Partners, in proportion to their respective opening capital account balances for such month (after taking into account any capital contributions deemed to be made as of the first day of such month).

5.	Limited Partners’ Capital

The Fund, in the discretion of the Board, may sell Interests to new Limited Partners and may allow existing Limited Partners to purchase additional Interests in the Fund on such days as are determined by the Board in its sole discretion. It is the Fund’s intention to allow limited purchases of Interests only during designated subscription periods as may be established by the Board or its designees (currently, the Adviser) and communicated to Limited Partners. The Board or its designee will determine the amount of Interests offered to Limited Partners during a subscription period at its discretion. During the established subscription periods, Interests may be purchased on a business day, or at such other times as the Board may determine, at the offering price (which is net asset value). The Fund may discontinue its offering at any time.

The Fund is a closed-end investment company, and therefore no Limited Partner will have the right to require the Fund to redeem its Interests. The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by Limited Partners. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion. In determining whether the Fund should repurchase Interests from Limited Partners pursuant to written tenders, the Board will consider the recommendations of the Adviser.

The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests four times each year, as of the last business day of March, June, September, and December.

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (continued)

June 30, 2025

5.	Limited Partners’ Capital (concluded)

It is possible that there will be extended periods during which illiquidity in the underlying investments held by the Fund or other factors will cause the Board to elect not to conduct repurchase offers. Such periods may coincide with periods of negative performance. In addition, even in the event of a repurchase offer, it is possible that there will be an oversubscription to the repurchase offer, in which case a Limited Partner may not be able to redeem the full amount that the Limited Partner wishes to redeem.

During the period ended June 30, 2025, the Fund made offers to repurchase Interests resulting in capital withdrawals of $147,440,907 and capital contributions of $35,828,957 in aggregate.

6.	Investment Transactions

The cost of security purchases and proceeds from the sale and maturity of securities, other than temporary cash investments, during the period ended June 30, 2025 were $416,087,962 and $408,942,345, respectively.

As of June 30, 2025, the cost of investments for tax purposes is $2,258,935,010. Net unrealized depreciation on investments for tax purposes was $397,142,968 consisting of $82,152,616 of gross unrealized appreciation and $479,295,584 of gross unrealized depreciation.

7.	Concentrations of Risk

In the normal course of business, the Fund trades financial instruments involving market risk and counterparty credit risk.

(a) Market risk

Market risk encompasses the potential for both losses and gains and includes price risk, interest rate risk, prepayment risk, collateral performance risk, liquidity risk and leverage risk. The Fund’s market risk management strategy is driven by the Fund’s investment objective. The Adviser oversees each of the risks in accordance with policies and procedures.

(i) Price risk

Price risk is the risk that the value of the instrument will fluctuate as a result of changes in market prices, whether caused by factors specific to an individual investment, its issuer or any factor affecting financial instruments traded in the market. As all of the Fund’s Structured Credit Investments are carried at fair value with fair value changes recognized in the Statement of Operations, all changes in market conditions directly affect net assets.

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (continued)

June 30, 2025

7.	Concentrations of Risk (continued)

(a) Market risk (continued)

(ii) Interest rate risk

The fair value of the Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

(iii) Prepayment risk

Prepayment risk is the risk associated with the early unscheduled return of principal on a fixed-income security. Some fixed-income securities, such as CDO’s, have embedded call options which may be exercised by the issuer, or in the case of a CDO, the borrower. The yield-to-maturity of such securities cannot be known for certain at the time of purchase since the cash flows are not known. When principal is returned early, future interest payments will not be paid on that part of the principal. If the security was purchased at a premium (a price greater than 100) the security’s yield will be less than what was estimated at the time of purchase.

(iv) Collateral performance risk

Collateral performance risk is the risk that defaults or underperformance of the CDO's underlying collateral negatively impacts scheduled payments to a tranche based on relative seniority in the overall capital structure of each deal.

(v) Liquidity risk

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions.

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (continued)

June 30, 2025

7.	Concentrations of Risk (continued)

(a) Market risk (concluded)

(v) Liquidity risk (concluded)

In addition to the normal risks associated with fixed income securities (e.g., interest rate risk, reinvestment risk, prepayment risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(vi) Leverage risk

CLO vehicles are typically very highly leveraged (10 – 14 times), and therefore the junior debt and equity tranches that the Fund invests in are subject to a higher degree of risk of total loss. In particular, investors in CLO vehicles indirectly bear risks of the underlying debt investments held by such CLO vehicles. The Fund generally has the right to receive payments only from the CLO vehicles, and generally does not have direct rights against the underlying borrowers or the entity that sponsored the CLO vehicle. While the CLO vehicles the Fund targets generally enable the investor to acquire interests in a pool of senior loans without the expenses associated with directly holding the same investments, the Fund generally pays a proportionate share of the CLO vehicles’ administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying CLO vehicles will rise or fall, these prices (and, therefore, the prices of the CLO vehicles) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. The failure by a CLO vehicle in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to the Fund. In the event that a CLO vehicle fails certain tests, holders of debt senior to the Fund may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting CLO vehicle or any other investment the Fund may make. If any of these occur, it could materially and adversely affect the Fund’s operating results and cash flows.

(b) Counterparty credit risk

Counterparty credit risk is the risk a counterparty to a financial instrument could fail on a commitment that it has entered into with the Fund. The Fund minimizes counterparty credit risk by undertaking transactions with large well-capitalized counterparties or brokers and by monitoring the creditworthiness of these counterparties.

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (continued)

June 30, 2025

7.	Concentrations of Risk (continued)

(d) Credit risk

When the Fund invests in Structured Credit Investments, the Fund does not have custody of the underlying assets of the Structured Credit Investment or control over the investment. In certain Structured Credit Investments, the Fund may have limited access to or information regarding the assets of or collateral underlying the Structured Credit Investment. Furthermore, the Fund may not be able to confirm independently the accuracy of the information provided by the managers of Structured Credit Investments. As such, there may be uncertainty with respect to the information available to the Fund for purposes of analyzing the reasonableness of an independent price obtained for a Structured Credit Investment or to fair value a Structured Credit Investment. Ultimately, the uncertainty of the reliability of (or limited access to) information received in respect of a Structured Credit Investment may impair the Fund’s ability to value its investment. As a result, the amount realized by the Fund upon disposition of the Structured Credit Investment could be materially different from that which is reported as the carrying value of the investment at any point in time.

(d) Current Market Conditions Risk

Current market conditions risk is the risk that a particular investment, or shares of the Fund in general, may fall in value due to current market conditions. Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact on the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund's investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If any geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund's assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Fund. These events, and any other future events, may adversely affect the prices and liquidity of the Fund's investments and could result in disruptions in the trading markets.

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (continued)

June 30, 2025

8.	Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, since inception the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Financial Highlights

The following represents the ratios to average partners’ capital and other supplemental information for the following periods:

	For the six month period ended June 30, 2025 (Unaudited)		For the year ended 2024	For the year ended 2023	For the year ended 2022	For the year ended 2021	For the year ended 2020
Total return (1)	4.76%		19.25%	21.13%	-3.10%	24.45%	7.13%
Limited Partners' capital, end of year (000’s)	$1,636,675		$1,671,232	$1,621,178	$1,586,773	$2,002,501	$1,758,621

Ratios to average partners' capital†
Net investment income ratio
Net investment income	10.33	%(2)	11.44%	14.74%	12.46%	9.64%	9.73%

Expense ratio
Operating expenses	0.16	%(2)	0.14%	0.12%	0.12%	0.12%	0.12%

Portfolio turnover rate	24.49	%(3)	37.50%	16.83%	11.79%	39.84%	30.06%

†	Ratios to average partners’ capital are calculated based on the outstanding Limited Partners’ capital during the period.
(1)	Total return, which reflects the month-to-month change in Limited Partners’ capital, is calculated using returns that have been geometrically linked based on capital contributions and withdrawals and does not reflect management fees paid by Limited Partners outside of the Fund.
(2)	Annualized.
(3)	Not annualized.

SEI Structured Credit Fund, LP

Notes to Financial Statements (Unaudited) (concluded)

June 30, 2025

10. Segment Reporting

In this reporting period, the Fund adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s investment manager acts as the Fund’s CODM. The CODM has determined that the Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

11. Subsequent Events

Management, on behalf of the Fund, has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

SEI Structured Credit Fund, LP

Approval of the Advisory Agreements with the Adviser (Unaudited)

SEI Structured Credit Fund, LP (the "Fund") has entered into an investment advisory agreement with SEI Investments Management Corporation ("SIMC" or the "Adviser") dated July 20, 2007 (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC is responsible for the day-to-day investment management of the Fund's assets.

The Investment Company Act of 1940, as amended (the "1940 Act"), requires that the initial approval of, as well as the continuation of, the Fund's Advisory Agreement must be specifically approved by: (i) the vote of the Board of Directors of the Fund (the "Board") or by a vote of the shareholders of the Fund; and (ii) the vote of a majority of the directors who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any party to the Advisory Agreement (the "Independent Directors"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Board must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a fund's fees, fund boards are required to evaluate the material factors applicable to a decision to approve an advisory agreement.

The discussion immediately below summarizes the materials and information presented to the Board in connection with the Board's Annual Review of the Advisory Agreement and the conclusions made by the Directors when determining to continue the Advisory Agreement for an additional one-year period.

Consistent with the responsibilities referenced above, the Board typically renews the Advisory Agreement at the first quarterly in-person meeting of the calendar year in March which expires on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2025 was held on April 3, the Advisory Agreement would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 4, 2024 meeting to extend the Advisory Agreement until the April 3, 2025 meeting at which time the Board considered whether to renew the Advisory Agreement. In preparation for the meeting, the Board provided SIMC with a written request for information and received and reviewed extensive written materials in response to that request, including information as to the performance of the Fund versus benchmarks, the levels of fees for various categories of services provided by SIMC and its affiliates and the overall expense ratio of the Fund, comparisons of such fees and expenses with such fees and expenses incurred by other funds, the costs to SIMC and its affiliates of providing such services, including a profitability analysis, SIMC's compliance program, and various other matters. The information provided in connection with the Board meeting was in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the operations and performance of the Fund.

SEI Structured Credit Fund, LP

Approval of the Advisory Agreements with the Adviser (Unaudited)
(continued)

The Directors also received a memorandum from Fund counsel regarding the responsibilities of directors in connection with their consideration of an investment advisory agreement. In addition, prior to voting, the Independent Directors received advice from Fund counsel regarding the contents of the Adviser's written materials.

As noted above, the Board requested and received written materials from SIMC. Specifically, this requested information and written response included: (a) the quality of SIMC's investment management and other services; (b) SIMC's investment management personnel; (c) SIMC's operations and financial condition; (d) SIMC's investment strategies; (e) the level of the advisory fees that SIMC charges the Fund compared with the advisory fees charged to comparable funds; (f) the overall fees and operating expenses of the Fund compared with similar funds; (g) the level of SIMC's profitability from its Fund-related operations; (h) SIMC's compliance systems; (i) SIMC's policies on and compliance procedures for personal securities transactions; (j) SIMC's reputation, expertise and resources in domestic and/or international financial markets; and (k) the Fund's performance compared with benchmark indices.

The Independent Directors met in executive session, outside the presence of Fund management, and the full Board met in executive session to consider and evaluate a variety of factors relating to the approval of the continuation of the Advisory Agreement. The Independent Directors also participated in question and answer sessions with representatives of the Adviser. At the conclusion of the Board's deliberations, the Board including the Independent Directors unanimously approved the continuation of the Advisory Agreement for an additional one-year period. The approval was based on the Board's (including the Independent Directors') consideration and evaluation of a variety of specific factors discussed at the April 3, 2025 Board meeting and other Board meetings held throughout the year, including:

-    the nature, extent and quality of the services provided to the Fund under the Advisory Agreement, including the resources of SIMC and its affiliates dedicated to the Fund;

-    the Fund's investment performance and how it compared to that of appropriate benchmarks;

-    the expenses of the Fund under the Advisory Agreement and how those expenses compared to those of other comparable funds;

-    the profitability of SIMC and its affiliates with respect to the Fund, including both direct and indirect benefits accruing to SIMC and its affiliates; and

-    the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Advisory Agreement reflect those economies of scale for the benefit of Fund investors.

SEI Structured Credit Fund, LP

Approval of the Advisory Agreements with the Adviser (Unaudited)
(concluded)

Nature, Extent and Quality of Services. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC to the Fund and the resources of SIMC and its affiliates dedicated to the Fund supported renewal of the Advisory Agreement.

Fund Performance. The Board concluded that, within the context of its full deliberations, the performance of the Fund supported renewal of the Advisory Agreement.

Fund Expenses. The Board concluded that, within the context of its full deliberations, the expenses of the Fund are reasonable and supported renewal of the Advisory Agreement.

Profitability. The Board concluded that, within the context of its full deliberations, the profitability of SIMC is reasonable and supported renewal of the Advisory Agreement.

Economies of Scale. The Board concluded that, within the context of its full deliberations, the Fund obtains reasonable benefit from economies of scale.

Based on its evaluation of the information and the conclusions with respect thereto at its meeting on April 3, 2025, the Board, including all of the Independent Directors, unanimously approved the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Independent Directors and the Board considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Board, including the Independent Directors, did not identify any one particular factor or specific piece of information that determined whether to approve the Advisory Agreement.

(b)          Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract in Item 1.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable for semi-annual report.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Items 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Structured Credit Fund, LP

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO
(Principal Executive Officer)

Date: September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Robert A. Nesher
Robert A. Nesher, President & CEO
(Principal Executive Officer)

Date: September 4, 2025

By (Signature and Title)	/s/ Glenn Kurdziel
Glenn Kurdziel, Treasurer & CFO
(Principal Financial Officer)

Date: September 4, 2025